Note 6 - Cost of Sales	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of cost of sales [text block]
6.
COST OF SALES

Cost of sales excludes depletion, depreciation and amortization and are costs that are directly related to production and generation of revenues at the operating segments. Significant components of cost of sales are comprised of the following:

	Year Ended December 31,
	2020	2019
Consumables and materials	$36,760	$45,947
Labour costs	103,075	118,229
Energy	25,075	35,135
Other costs	11,275	13,243
Production costs	$176,185	$212,554
Transportation and other selling costs	2,288	2,735
Workers participation costs	14,245	9,036
Environmental duties and royalties	2,010	1,438
Inventory changes	(423)	3,459
Cost recovery related to Republic Metals Refining Corp. bankruptcy (1)	—	(1,600)
Standby Costs (2)	—	2,879
Restructuring costs (3)	—	1,645
Cost of Sales	$194,305	$232,146

Cost of Sales - Standby Costs (4)	$10,112	$—

(1)
In
November 2018,
one
of the refineries used by the Company, Republic Metals Refining Corp. ("Republic"), announced it filed for bankruptcy. As a result, the Company wrote off
$7.5
million in inventory that was in Republic's possession for refining. In
September 2019,
the Company reached a partial litigation settlement for
$1.6
million. The Company continues to pursue legal channels to recover the remaining balance of inventory, but there is no
assurance that this inventory is recoverable.

(2)
Effective from
July 2019,
the Company temporarily suspended all mining and processing activities at the San Martin operation due to a growing insecurity in the area and safety concerns for its workforce. The Company is working with authorities to secure the area and is uncertain of a restart date. From
January 1, 2020,
such costs were classified as mine holding costs (Note
8
) due to continued uncertainty with respect to the timing of restart at San Martin.

(3)
Effective
September 2019,
the Company temporarily suspended milling operations at the La Parrilla mine. Restructuring costs include severance and plant closure costs incurred for re-organizing the operation.

(4)
Cost of sales for the year ended
December 31, 2020
included standby costs of
$10.1
million, primarily related to direct costs incurred at the San Dimas (
$3.5
million), Santa Elena (
$2.0
million) and La Encantada (
$1.7
million) mines due to temporary suspensions following Mexico's Ministry of Health's Federal Decree requiring all non-essential businesses, including mining, to temporarily suspend activities throughout most of
April
and
May
in response to the global pandemic. In addition, the Company incurred
$2.0
million in standby costs related to the
13
-day union work stoppage at San Dimas in
June 2020.